Stock-Based Compensation - Schedule of Exercise Price Range (Details) - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding Options	12,369	13,843
Exercisable Options	8,375	8,803
0.00 – 1.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding Options	105	180
Exercisable Options	10	10
1.00 – 2.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding Options	5,348	5,695
Exercisable Options	1,794	1,935
2.00 – 3.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding Options	5,845	6,359
Exercisable Options	5,500	5,318
3.00 – 6.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding Options	38
Exercisable Options	38
6.00 – 8.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding Options	683
Exercisable Options	683
8.00 – 12.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding Options	350
Exercisable Options	350
Minimum [Member] | 0.00 – 1.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	$ 0	$ 0
Minimum [Member] | 1.00 – 2.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	1	1
Minimum [Member] | 2.00 – 3.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	2	2
Minimum [Member] | 3.00 – 6.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	3
Minimum [Member] | 6.00 – 8.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	6
Minimum [Member] | 8.00 – 12.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	8
Maximum [Member] | 0.00 – 1.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	1	1
Maximum [Member] | 1.00 – 2.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	2	2
Maximum [Member] | 2.00 – 3.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	3	$ 3
Maximum [Member] | 3.00 – 6.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	6
Maximum [Member] | 6.00 – 8.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	8
Maximum [Member] | 8.00 – 12.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	$ 12